Principal Funds, Inc.
Supplement dated August 2, 2021
to the Statement of Additional Information dated December 31, 2020
(as previously supplemented)

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD
Under Additional Information Regarding Board Members and Officers, in the FUND COMPLEX OFFICERS table, delete the rows for Tracy W. Bollin and Sara L. Reece, and add the following in alphabetical order:

Name, Address and Year of Birth	Position(s) Held with Fund Complex	Positions with PGI and its Affiliates; Principal Occupations During Past 5 Years**
Beth Graff 711 High Street Des Moines, IA 50392 1968	Vice President and Assistant Controller (since 2021)	Director – Fund Accounting, PLIC (since 2016)
Megan Hoffmann 711 High Street Des Moines, IA 50392 1979	Vice President and Controller (since 2021)	Director – Accounting, PLIC (since 2020) Assistant Director – Accounting, PLIC (2017-2020) Prior thereto, Senior Accounting Analyst, PLIC
Tara Parks 711 High Street Des Moines, IA 50392 1983	Vice President and Assistant Controller (since 2021)	Director – Accounting, PLIC (since 2019) Tax Manager – ALPS Fund Services (2011 – 2019)
Sara L. Reece 711 High Street Des Moines, IA 50392 1975	Vice President and Chief Operating Officer (since 2021) Vice President and Controller (2016-2021)	Managing Director – Global Fund Ops, PLIC (since 2021) Managing Director – Financial Analysis/ Planning, PLIC (2021) Director – Accounting, PLIC (2015-2021)
Michael Scholten 711 High Street Des Moines, IA 50392 1979	Chief Financial Officer (since 2021)	Chief Financial Officer, PFD (since 2016) Assistant Vice President and Actuary, PLIC (since 2021) Chief Financial Officer – Funds/Platforms, PLIC (since 2015) Chief Financial Officer, PSS (since 2015)

In the Board Member Ownership of Securities section, delete the first sentence in last paragraph and replace with the following:
Mr. Kenney was a member of the Executive Committee at Legg Mason, Inc. (“Legg Mason”) until January 1, 2020, and served on the board of each Legg Mason affiliate, including ClearBridge Investments (North America) Pty Limited, a sub-advisor to the Principal Fund Complex.

INVESTMENT ADVISORY AND OTHER SERVICES
Under Investment Advisors, delete ClearBridge RARE Infrastructure (North America) Pty Limited and replace with the following:
ClearBridge Investments (North America) Pty Limited
On or about August 31, 2021, under Investment Advisors, delete Mellon Investments Corporation and add the following in alphabetical order:

Sub-Advisor:
Newton Investment Management North America LLC (“NIMNA, LLC”) is an indirect subsidiary of The Bank of New York Mellon Corporation (BNY Mellon), a banking and financial services company. NIMNA LLC is part of ‘The Newton Investment Management Group’ which is used to collectively describe a group of affiliated companies that provide investment advisory services under the brand name ‘Newton’ or ‘Newton Investment Management’. Investment advisory services are provided in United States by NIMNA LLC and in the United Kingdom by Newton Investment Management Limited (NIM). Both firms are indirect subsidiaries of BNY Mellon.

Fund(s):	a portion of the assets of Diversified Real Asset

PORTFOLIO MANAGER DISCLOSURE
In the Sub-Advisor: Spectrum Asset Management, Inc. Other Accounts Managed table, add the following alphabetically to the list of portfolio managers:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Satomi Yarnell (1): Capital Securities and Spectrum Preferred and Capital Securities Income Fund
Registered investment companies	7	$4.3 billion	0	$0
Other pooled investment vehicles	8	$5.9 billion	1	$10.9 million
Other accounts	57	$8.8 billion	0	$0

(1) Information as of June 30, 2021
In the Sub-Advisor: Spectrum Asset Management, Inc. Ownership of Securities table, add the following alphabetically to the list of portfolio managers:
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Satomi Yarnell (1)	Capital Securities	None
Satomi Yarnell (1)	Spectrum Preferred and Capital Securities Income	None

(1)Information as of June 30, 2021

APPENDIX C – PROXY VOTING POLICIES
On or about August 31, 2021, delete the proxy voting policy for Mellon Investments Corporation and add the proxy voting policy for Newton Investment Management North America LLC.
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